Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Retained Earnings [Member]	Common Stock		Additional Paid-in Capital [Member]	Convertible preferred stock	Series B-1 Convertible Preferred Stock [Member]	Series B-2 Convertible Preferred Stock [Member]	Total
Beginning balance at Dec. 31, 2019					$ 84,998
Beginning balance at Dec. 31, 2019	$ (50,348)	$ 0	[1]	$ 2,785				$ (47,563)
Beginning balance (in shares) at Dec. 31, 2019					8,697,229
Beginning balance (in shares) at Dec. 31, 2019		13,635,614
Issuance of Series B-1 convertible preferred stock					$ 41,527	$ 44,239
Issuance of Series B-1 convertible preferred stock, shares					3,562,869	3,562,869
Exchange of Class AA common stock for Series B convertible preferred stock, shares					1,143,624
Issuance of Series B-1 convertible preferred stock at $8.69 per share upon conversion of convertible notes and accrued interest					$ 9,940
Issuance of Junior convertible preferred stock in connection with SharesPost acquisition					$ 20,383
Issuance of Junior convertible preferred stock in connection with Shares Post acquisition, shares					2,313,623
Issuance of Class AA common stock upon exercise of vested stock options				21				21
Issuance of Class AA common stock upon early exercise of unvested stock options, shares		20,500
Repurchase of early exercised stock options, shares		287,278
Repurchase of restricted stock awards, shares		(171,240)
Issuance of Class AA common stock in connection with an acquisition				44,817				44,817
Issuance of Class AA common stock in connection with an acquisition, shares		(13,915)
Exchange of Class AA common stock for Series B convertible preferred stock (in shares)		9,015,140
Vesting Of Early Exercised Stock Options				32				32
Share-based compensation expense				4,906				4,906
Net income (loss)	(9,712)							(9,712)
Ending balance at Dec. 31, 2020					$ 156,848
Ending balance at Dec. 31, 2020	(60,060)			52,561				$ (7,499)
Ending balance (in shares) at Dec. 31, 2020					15,717,345	5,672,925		15,717,345
Ending balance (in shares) at Dec. 31, 2020		71,119,686
Ending balance at Dec. 31, 2020					$ 156,848
Ending balance at Dec. 31, 2020	(60,060)			52,561				$ (7,499)
Ending balance (in shares) at Dec. 31, 2020					15,717,345	5,672,925		15,717,345
Ending balance (in shares) at Dec. 31, 2020		71,119,686
Issuance of Class AA common stock upon exercise of vested stock options				168				$ 168
Issuance of Class AA common stock upon exercise of vested stock options (in shares)		473,658
Ending balance at Mar. 31, 2021	(59,122)			53,999				(5,123)
Ending balance (in shares) at Mar. 31, 2021					49,112,131
Ending balance (in shares) at Mar. 31, 2021		73,265,614
Beginning balance at Dec. 31, 2020					$ 156,848
Beginning balance at Dec. 31, 2020	(60,060)			52,561				$ (7,499)
Beginning balance (in shares) at Dec. 31, 2020					15,717,345	5,672,925		15,717,345
Beginning balance (in shares) at Dec. 31, 2020		71,119,686
Issuance of Series B-1 convertible preferred stock					$ 111
Issuance of Series B-1 convertible preferred stock, shares					8,949
Exchange of Class AA common stock for Series B convertible preferred stock					$ 39,722
Exchange of Class AA common stock for Series B convertible preferred stock, shares					3,736,873
Issuance of Series B-1 convertible preferred stock at $8.69 per share upon conversion of convertible notes and accrued interest					$ 47,735		$ 1,640
Issuance of conversion of convertible notes and accrued interest					4,072,904		132,127
Issuance of Class AA common stock upon early exercise of unvested stock options				704				$ 704
Issuance of Class AA common stock upon early exercise of unvested stock options, shares		413,172
Repurchase of early exercised stock options, shares		834,064
Repurchase of restricted stock awards, shares		(13,876)
Issuance of Class AA common stock in connection with an acquisition, shares		(3,736,873)
Exchange of Class AA common stock for Series B convertible preferred stock				(39,722)				(39,722)
Vesting Of Early Exercised Stock Options				145				145
Share-based compensation expense				12,231				12,231
Net income (loss)	(18,499)							(18,499)
Ending balance at Dec. 31, 2021					$ 246,056
Ending balance at Dec. 31, 2021	(78,559)	$ 5		25,914				$ (52,640)
Ending balance (in shares) at Dec. 31, 2021					23,668,198	42,133,496	412,623	73,914,149
Ending balance (in shares) at Dec. 31, 2021		63,090,701
Issuance of Class AA common stock upon exercise of vested stock options (in shares)								194,977
Exchange of Class AA common stock for Series B convertible preferred stock		$ 2		4,205				$ 4,207
Ending balance at Mar. 31, 2022	$ (142,983)	$ 17		$ 429,005				$ 286,039
Ending balance (in shares) at Mar. 31, 2022								0
Ending balance (in shares) at Mar. 31, 2022		169,223,826

[1]	amount less than 1